LICENSE AGREEMENT AND COMMITMENTS (Details Narrative) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 11, 2014	Nov. 30, 2014	Feb. 28, 2014
Lease term	6 months		1 year
Lease expiration date		Aug. 31, 2016	Aug. 31, 2014
Rent payable yearly		$ 99,965	$ 28,000
Rent payable, monthly installment rate			2,333
License Agreement [Member]
Percent of outstanding common stock to be issued			30.00%
Common shares issued			3,290,570
Issued shares, value			74,786
License fee due upon execution			25,000
License maintenance fee due at one year			30,000
License maintenance fee due at two years			30,000
License maintenance fee due at three years			30,000
License maintenance fee due at four years			30,000
License maintenance fee due at five years			50,000
License maintenance fee due at six years			75,000
License maintenance fee due thereafter			100,000
Shares issued per antidilution right			160,158
License Agreement 2 [Member]
License fee due upon execution			15,000
License maintenance fee due at one year			12,000
License maintenance fee due at two years			12,000
License maintenance fee due at three years			30,000
License maintenance fee due at four years			30,000
License maintenance fee due at five years			50,000
License maintenance fee due at six years			75,000
License maintenance fee due thereafter			100,000
License Agreement 3 [Member]
License fee due upon execution			15,000
License maintenance fee due at one year			12,000
License maintenance fee due at two years			12,000
License maintenance fee due at three years			30,000
License maintenance fee due at four years			30,000
License maintenance fee due at five years			50,000
License maintenance fee due at six years			75,000
License maintenance fee due thereafter			100,000
License Agreement 4 [Member]
License fee due upon execution			15,000
License maintenance fee due at one year			10,000
License maintenance fee due at two years			15,000
License maintenance fee due at three years			25,000
License maintenance fee due at four years			37,500
License maintenance fee due at five years			50,000
License maintenance fee due thereafter			$ 50,000